Changes in Capital Accounts, Reverse Stock Splits (Details)	Nov. 15, 2022 shares	Nov. 02, 2020 shares	Dec. 31, 2022 shares	Nov. 14, 2022 shares	Dec. 31, 2021 shares	Nov. 15, 2020 shares	Nov. 01, 2020 shares
Changes in Capital Accounts [Abstract]
Reverse stock split ratio	0.15	0.10
Common stock, shares issued (in shares)		5,015,501	4,187,588	60,728,363	337,500	4,047,209	50,155,299
Common stock, shares outstanding (in shares)		5,015,501	4,187,588	60,728,363	337,500	4,047,209	50,155,299
Fractional shares issued (in shares)	0	0